UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    May 15, 2008

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19
Form 13F Information Table Value (x $1000) Total:  $528458


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    30947  485900 SH       SOLE                  485900        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    38366 2179900 SH       SOLE                 2179900        0
CME GROUP INC                COM              12572Q105     4456    9500 SH       SOLE                    9500        0
CSX CORP                     COM              126408103    48108  858000 SH       SOLE                  858000        0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    27636 1004200 SH       SOLE                 1004200        0
COVANTA HLDG CORP            COM              22282E102    52704 1916500 SH       SOLE                 1916500        0
FISERV INC                   COM              337738108    49158 1022200 SH       SOLE                 1022200        0
FORTRESS INVESTMENT GROUP LL CL A             34958B106      528   43000 SH       SOLE                   43000        0
GOOGLE INC                   CL A             38259P508    26869   61000 SH       SOLE                   61000        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    32057  562600 SH       SOLE                  562600        0
LAMAR ADVERTISING CO         CL A             512815101    36419 1013600 SH       SOLE                 1013600        0
LINN ENERGY LLC              UNIT LTD LIAB    536020100    11143  586469 SH       SOLE                  586469        0        0
LOEWS CORP                   CAROLNA GP STK   540424207    66187  912300 SH       SOLE                  912300        0
MICROSOFT CORP               CALL             594918906     2838  100000 SH       SOLE                  100000        0
PHARMACEUTICAL HLDRS TR      CALL             71712A909     6974  100000 SH       SOLE                  100000        0
TERRESTAR CORP               COM              881451108      488  100000 SH       SOLE                  100000        0
UNION PAC CORP               COM              907818108    36812  293600 SH       SOLE                  293600        0
WELLPOINT INC                COM              94973V107    55290 1252900 SH       SOLE                 1252900        0
WELLPOINT INC                CALL             94973V909     1478   33500 SH       SOLE                   33500        0